Income Tax - Schedule of Changes in Valuation Allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Changes in Valuation Allowance [Abstract]
Balance at the beginning of the year	¥ 482,127,651	¥ 418,748,714
Increases in the year	75,707,756	82,215,410
Decrease due to expiration of loss carryforwards	(29,694,743)	(18,836,473)
Balance at the end of the year	¥ 528,140,664	¥ 482,127,651